Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Share Capital [member]	Accumulated Other Comprehensive Income [Member]		Other Reserves [Member] [2]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2017		$ 3,399.5	$ 3,622.5	$ (2,000.8)	[1]	$ 183.0	$ 1,467.6	$ 3,272.3	$ 127.2
(Loss)/profit for the year		(344.8)	0.0	0.0	[1]	0.0	(348.2)	(348.2)	3.4
Other comprehensive income		(330.0)	0.0	(330.0)	[1]	0.0	0.0	(330.0)	0.0
Total comprehensive income		(674.8)	0.0	(330.0)	[1]	0.0	(348.2)	(678.2)	3.4
Dividends declared		(55.3)	0.0	0.0	[1]	0.0	(45.5)	(45.5)	(9.8)
Share-based payments		37.5	0.0	0.0	[1]	37.5	0.0	37.5	0.0
Ending balance at Dec. 31, 2018		2,706.9	3,622.5	(2,330.8)	[1]	220.5	1,073.9	2,586.1	120.8
(Loss)/profit for the year		174.7	0.0	0.0	[1]	0.0	161.6	161.6	13.1
Other comprehensive income		54.3	0.0	54.3	[1]	0.0	0.0	54.3	0.0
Total comprehensive income		229.0	0.0	54.3	[1]	0.0	161.6	215.9	13.1
Dividends declared		(47.7)	0.0	0.0	[1]	0.0	(45.5)	(45.5)	(2.2)
Share-based payments		20.5	0.0	0.0	[1]	20.5	0.0	20.5	0.0
Ending balance at Dec. 31, 2019		2,908.7	3,622.5	(2,276.5)	[1]	241.0	1,190.0	2,777.0	131.7
(Loss)/profit for the year		745.4	0.0	0.0	[1]	0.0	723.0	723.0	22.4
Other comprehensive income		58.4	0.0	58.4	[1]	0.0	0.0	58.4	0.0
Total comprehensive income		803.8	0.0	58.4	[1]	0.0	723.0	781.4	22.4
Dividends declared		(147.8)	0.0	0.0	[1]	0.0	(137.7)	(137.7)	(10.1)
Share issue	[3]	249.0	249.0	0.0		0.0	0.0	249.0	0.0
Transaction with non-controlling interest holders	[4]	0.0					(19.7)	(19.7)	19.7
Share-based payments		14.5	0.0	0.0	[1]	14.5	0.0	14.5	0.0
Ending balance at Dec. 31, 2020		$ 3,828.2	$ 3,871.5	$ (2,218.1)	[1]	$ 255.5	$ 1,755.6	$ 3,664.5	$ 163.7

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity accounted investee’s other comprehensive income. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.
[3]	On 12 February 2020 Gold Fields successfully completed the placing of 41,431,635 new ordinary, no par value shares with existing and new institutional investors at a price of ZAR 90.20 per share. The placing issued represented, in aggregate, approximately 5% of the Company’s issued ordinary share capital prior to the placing. Gross proceeds of approximately R3.7 billion (US$249.0 million) were raised through the placing.
[4]	On 6 December 2020, per the South Deep BEE transaction an economic interest of 3.57% in Newshelf 899 (Proprietary) Limited vested to the BEE non-controlling interest holders. Refer to note 42 for further details.